Income taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Income tax expense benefit domestic			$ 0	$ 0
Income tax expense benefit foreign	$ 0	$ 0	0
Unrecognised tax benefits	0	0	0
Deferred tax assets increase decrease in valuation allowance	$ 10,100,000	$ 13,700,000	$ 2,300,000
Net operating loss description	In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of 5-percent shareholders in the stock of a corporation by more than 50 percentage points over a three-year period.
United Kingdom
Income Tax Disclosure [Line Items]
Threshold percentage set off of annual profits by operating loss carry forward	50.00%
Threshold operating loss carry forward can be set off	$ 5,000,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating carry forwards description of the expiry period	Certain state net operating loss carryforwards begin to expire in 2038.	Certain state net operating loss carryforwards begin to expire in 2038.	Certain state net operating loss carryforwards begin to expire in 2038.
Domestic And Foreign [Member]
Income Tax Disclosure [Line Items]
Operating carry forwards description of the expiry period	The UK and federal net operating loss carryforwards have no expiration.	The UK and federal net operating loss carryforwards have no expiration.	The UK and federal net operating loss carryforwards have no expiration.